Cash and Cash Equivalents, Margin Cash and Long-Term Investments (Details)	3 Months Ended
Mar. 31, 2026
Cash and Cash Equivalents, Margin Cash and Long-Term Investments [Line Items]
Percentage of Interest	5.00%
Brazilian Overnight Interbank [Member]
Cash and Cash Equivalents, Margin Cash and Long-Term Investments [Line Items]
Percentage of Interest	0.05%